Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 4,615	$ 5,567	$ 4,090	$ 5,199
Receivables	24,514	23,338
Inventories, net	8,834	7,410
Property, plant and equipment, net	7,227	7,090
Equipment under operating leases	1,234	1,059
Investments in unconsolidated subsidiaries and affiliates	645	645
Goodwill and intangibles	3,277	3,314
Other	5,196	5,420
Total Assets	55,542	53,843
Liabilities and equity:
Debt	31,339	29,866
Trade payables	7,111	7,369
Other liabilities	11,948	11,653
Total equity	5,144	4,955	4,819	4,825
TOTAL EQUITY AND LIABILITIES	55,542	53,843
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	251	5	4	108
Deposits in subsidiaries' cash management pools	312	244
Receivables	723	638
Inventories, net	269	214
Property, plant and equipment, net	78	76
Investments in unconsolidated subsidiaries and affiliates	254	239
Investments in consolidated subsidiaries	11,321	10,489
Goodwill and intangibles	5	5
Other	90	153
Total Assets	13,303	12,063
Liabilities and equity:
Debt	6,120	5,321
Trade payables	463	379
Other liabilities	1,632	1,462
Total equity	5,088	4,901
TOTAL EQUITY AND LIABILITIES	13,303	12,063
Case New Holland Industrial Inc. [Member]
Assets:
Cash and cash equivalents			200	200
Receivables	818	1,242
Investments in consolidated subsidiaries	6,705	6,288
Other	55	29
Total Assets	7,578	7,559
Liabilities and equity:
Debt	4,935	4,872
Trade payables	11	98
Other liabilities	(165)	132
Total equity	2,797	2,457
TOTAL EQUITY AND LIABILITIES	7,578	7,559
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	45	38	41	28
Deposits in subsidiaries' cash management pools	3,942	3,495
Receivables	5,553	5,369
Inventories, net	2,019	1,882
Property, plant and equipment, net	1,229	1,217
Investments in unconsolidated subsidiaries and affiliates	1	1
Investments in consolidated subsidiaries	2,060	1,967
Goodwill and intangibles	2,768	2,758
Other	(2,606)	1,491
Total Assets	15,011	18,218
Liabilities and equity:
Debt	3,230	3,356
Trade payables	2,232	2,728
Other liabilities	315	3,906
Total equity	9,234	8,228
TOTAL EQUITY AND LIABILITIES	15,011	18,218
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	4,319	5,524	3,845	4,863
Receivables	36,936	35,328
Inventories, net	6,546	5,314
Property, plant and equipment, net	5,920	5,797
Equipment under operating leases	1,234	1,059
Investments in unconsolidated subsidiaries and affiliates	390	405
Investments in consolidated subsidiaries	585	1,144
Goodwill and intangibles	504	551
Other	8,200	4,846
Total Assets	64,634	59,968
Liabilities and equity:
Debt	37,134	35,775
Trade payables	7,309	7,612
Other liabilities	11,495	7,324
Total equity	8,696	9,257
TOTAL EQUITY AND LIABILITIES	64,634	59,968
Eliminations [Member]
Assets:
Cash and cash equivalents
Deposits in subsidiaries' cash management pools	(4,254)	(3,739)
Receivables	(19,516)	(19,239)
Investments in consolidated subsidiaries	(20,671)	(19,888)
Other	(543)	(1,099)
Total Assets	(44,984)	(43,965)
Liabilities and equity:
Debt	(20,080)	(19,458)
Trade payables	(2,904)	(3,448)
Other liabilities	(1,329)	(1,171)
Total equity	(20,671)	(19,888)
TOTAL EQUITY AND LIABILITIES	$ (44,984)	$ (43,965)